Annual Total Returns[BarChart] - PSF Mid-Cap Growth Portfolio - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.22%	16.88%	28.47%	9.51%	(2.36%)	4.32%	22.43%	(7.84%)	37.71%	47.47%